SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Interest paid	$ 240	$ 187
Taxes paid	5,133	13
Equipment acquired under finance leases and equipment loans	$ 5,373	$ 200